Derivative Instruments - Adjustments Related to Fair Value Hedges included in Net Interest Expense in Consolidated Statements of Income (Detail) - Interest rate - Interest expense, net - USD ($)
$ in Millions
	3 Months Ended		12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on interest rate swaps	$ 117	$ (64)	$ (230)	$ (211)	$ 18
Gain (loss) on hedged borrowings	$ (117)	$ 64	$ 230	$ 211	$ (18)